FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Marketable securities	$154	$498
Restricted cash	183	189
Derivative assets	122	120
Loans and notes receivable	302	243
Other financial assets (1)	132	89
Total current	$893	$1,139
Non-current
Marketable securities	$2,924	$2,748
Restricted cash	66	54
Derivative assets	408	290
Loans and notes receivable (2)	7,199	6,702
Other financial assets (1)	2,332	2,243
Total non-current	$12,929	$12,037
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Loans and notes receivable includes $6,216 million (December 31, 2023: $5,844 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.